U.S.
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                              Form 24F-2
                  Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.       Name and address of issuer:       Seligman Municipal Fund Series, Inc.
                                           100 Park Avenue
                                           New York, NY 10017

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     [     X      ]

3.       Investment Company Act File Number:         811-3828

         Securities Act File Number:                 2-86008

4(a).    Last day of fiscal year for which this notice is filed:       09/30/98

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         [              ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.
         [              ]

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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant  to section 24 (f):                         $ 146,040,220

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                                  $ 146,040,220

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any PRIOR fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:                         $ -0-

         (iv)     Total available redemption credits (add
                  Items 5(ii) and 5(iii):                                              $ 146,040,220

         (v)      Net Sales - if Item 5(i) is greater than                             $ -0-
                  Item 5(iv), subtract Item 5(iv) from
                  Item 5(i):


(vi)     Redemption credits available for use in
         future years (If Item 5(i) is less than
         Item 5(iv), subtract Item 5(iv) from
         Item 5(i):                                                                    $ -0-

(vii)    Multiplier for determining registration
         fee (See Instruction C.9):                                                    x  .000278

(viii)   Registration fee due (multiply Item 5(v)
         by Item 5(vii) (enter "0" if no fee is due):                                  $ -0-

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6.       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
         here:      [  - 0 -  ]

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
         in future fiscal years, then state that number here:     [  - 0 -  ]

7.       Interest due -- if this form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):     $ -0-

8.       Total of the amount of the registration fee due plus any interest
         due (line 5(viii) plus line 7):      $ -0-

9.       Date the registration fee and interest payment was sent to the
         Commission's lockbox depository:    11/23/98

         Method of delivery         [  X  ]Wire Transfer
                                    [       ]Mail or other means

                                                              SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)

                                                                  /S/
                                                            Thomas G. Rose
                                                               Treasurer
Date: November 23, 1998













                       SELIGMAN MUNICIPAL FUND SERIES, INC.


         The undersigned, Treasurer of Seligman Municipal Fund Series, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

         1. From October 1, 1997 through September 30, 1998, the Company issued an aggregate of 17,789,707 shares of its Capital Stock, $0.001 par value as follows:
                         National Series             4,288,760
                         Colorado Series               660,418
                         Georgia Series                601,428
                         Louisiana Series              406,490
                         Maryland Series               885,888
                         Massachusetts Series        2,224,074
                         Michigan Series             1,540,599
                         Minnesota Series            1,141,773
                         Missouri Series               414,285
                         New York Series             1,245,150
                         Ohio Series                 1,296,175
                         Oregon Series                 995,737
                         South Carolina Series       2,088,930

         2. In respect of the issuance of such 17,789,707 shares, the Company received aggregate cash consideration (net of any sales commissions) of $144,716,631 as follows:

                         National Series             34,831,994
                         Colorado Series              4,951,431
                         Georgia Series               4,936,484
                         Louisiana Series             3,392,440
                         Maryland Series              7,263,041
                         Massachusetts Series        17,841,616
                         Michigan Series             13,307,004
                         Minnesota Series             8,940,040
                         Missouri Series              3,253,916
                         New York Series             10,374,354
                         Ohio Series                 10,605,322
                         Oregon Series                7,859,793
                         South Carolina Series       17,159,196

         3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

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                                       -2-

         4. At no time during the period from October 1, 1997 through September 30, 1998, were any shares of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

                         National Series          100,000,000
                         Colorado Series          100,000,000
                         Georgia Series           100,000,000
                         Louisiana Series         100,000,000
                         Maryland Series          100,000,000
                         Massachusetts Series     100,000,000
                         Michigan Series          100,000,000
                         Minnesota Series         100,000,000
                         Missouri Series          100,000,000
                         New York Series          100,000,000
                         Ohio Series              100,000,000
                         Oregon Series            100,000,000
                         South Carolina Series    100,000,000

         In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:    November 23, 1998

                                              ____________/S/____________
                                                   Thomas G. Rose
                                                      Treasurer